Organization and Principal Activities (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Shareholder	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Entity Incorporation, Date of Incorporation	Dec. 19, 2011
Number of shareholders	11
Number of shares acquired by BVI entities	10,430,657	9,000,000
Common stock, Par value	$ 0.001	$ 0.001
Business co-operation agreement, description	The Exclusive Business Cooperation Agreement shall remain in effect for ten years unless it is terminated by WFOE with 30-day prior notice.
BVI Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Number of shares acquired by BVI entities	7,270,920
Percentage of ownership by BVI entities	90.00%
Huichun Qin [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership by BVI entities	100.00%